Intangible Assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Intangible Assets [Abstract]
Impairment loss for intangible assets
Amortization expenses for intangible assets	$ 12,000	$ 11,600